Schedule of reconciliations of movement of intangible assets (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning of the period		$ 1,297,263
Balance at end of the period		4,431,894	$ 1,297,263
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the period		22,590	26,414
Additions			1,400
Amortization expense		(5,224)	(5,224)
Balance at end of the period		17,366	22,590
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the period		1,274,673	784,947
Additions from internal development		88,465	177,456
Additions acquired	[1]	4,023,760	674,220
Amortization expense		(975,300)	(361,950)
Balance at end of the period		$ 4,411,598	$ 1,274,673

[1]	Included in additions is acquired intangible assets of: